Consolidated Statement Of Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statement Of Equity (Parenthetical) [Abstract]
Other comprehensive income (loss) tax	$ 53	$ 238	$ 125
Sale of stock, shares	26,295		449,129
Repurchase of stock, shares	981,585	659,666	415,233
Equity compensation plan, shares	321,402	212,920	43,500
Exercise of stock options, shares	424,709	449,412	1,566,089